RESTATEMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Restated Consolidated Balance Sheets [Member]
RESTATEMENT (Tables) [Line Items]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	Mar 31, 2013 (as reported)	Adjustments	As Restated
ASSETS
Current Assets
Cash	$69,994	-	$69,994
Accounts Receivable	-	-	-
Total Current Assets	69,994	-	69,994

Other Assets
Available For Sale Securities	22,500	-	22,500
Prepaid Expenses	55,000	-	55,000
Certificates of Deposit	172,619	-	172,619
Deferred Financing Costs, net	8,126	-	8,126
Goodwill	-	-	-
Mining Claims – Unproved	1,797,488	-	1,797,488
Property, Plant & Equipment, net of accumulated depreciation	611,152	-	611,152
Other Assets	-	-	-
Available For Sale Securities	-	-	-
Reclamation Bond – Fraser River	2,000	-	2,000
Total Other Assets	2,668,885	-	2,668,885
TOTAL ASSETS	$2,738,879	-	$2,738,879

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$58,256	-	$58,256
Accrued Expenses - Related Party	933,474	-	933,474
Accrued Expenses – Ruby Mine	5,906	-	5,906
Accrued Interest	49,776	-	49,776
Convertible notes payable (net of discounts of $62,242)	238,472	-	238,472
Deferred Gain	-	-	-
Derivative Liability	671,791	-	671,791
Note Payable – Ruby Mine Mortgage	1,128,112	-	1,128,112
Note Payable (net of discounts of $0 and $20,568, respectively)	-	-	-
Total Current Liabilities	3,085,787	-	3,085,787

Long-Term Liabilities
Convertible notes payable (net of discounts of $45,457)	415,640	-	415,640
Note Payable – Ruby Mine Mortgage	789,938	-	789,938
Asset Retirement Obligation	5,660	-	5,660
Total Long-Term Liabilities	1,211,238	-	1,211,238
Total Liabilities	$4,297,025	-	$4,297,025

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 6,729,181 shares outstanding at March 31, 2013	$-	459,663	$459,663
Total Commitment & Contingencies

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at March 31, 2013	-	-	-

Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 shares issued and outstanding at March 31, 2013	4,000	-	4,000

Convertible Preferred stock, Series G, $0.001 par value, 0 and 1,500,000 shares authorized at December 31, 2012 and December 31, 2011, respectively, 0 and 100,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	-	-	-

Common stock, $0.001 par value, 250,000,000 shares authorized, 100,985,130 shares issued and outstanding at March 31, 2013	107,714	(6,729)	100,985
Additional Paid-In Capital	12,398,959	(452,934)	11,946,025
Stock Payable	-	-	-
Accumulated Other Comprehensive Income/(Loss)	(2,550)	-	(2,550)
Deficit Accumulated During Exploration Stage	(14,066,269)	-	(14,066,269)
Total Stockholders’ Equity (Deficit)	(1,558,146)	-	(2,017,809)
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)	$2,738,879	-	$2,738,879
The Company has restated its annual financial statements from amounts previously reported for the year ended December 31, 2012.

	Dec 31, 2012 As Previously Reported	Adjustments	As Restated
ASSETS
Current Assets
Cash	$42,008	-	42,008
Accounts Receivable	-		-
Total Current Assets	42,008	-	42,008

Other Assets
Available For Sale Securities	-	-	-
Prepaid Expenses	-	-	-
Certificates of Deposit	172,499	-	172,499
Deferred Financing Costs, net	14,471	-	14,471
Goodwill	-	-	-
Mining Claims – Unproved	1,797,488	-	1,797,488
Property, Plant & Equipment, net of accumulated depreciation	635,212	-	635,212
Other Assets	-	-	-
Available For Sale Securities	12,550	-	12,550
Reclamation Bond – Fraser River	2,000	-	2,000
Total Other Assets	2,634,220	-	2,634,220
TOTAL ASSETS	$2,676,228	-	2,676,228

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$56,617	-	56,617
Accrued Expenses - Related Party	884,474	-	884,474
Accrued Expenses – Ruby Mine	12,250	-	12,250
Accrued Interest	41,363	-	41,363
Convertible notes payable (net of discounts of $166,307 and $0, respectively)	608,193	-	608,193
Deferred Gain	9,835	-	9,835
Derivative Liability	496,827	-	496,827
Note Payable – Ruby Mine Mortgage	1,774,822	-	1,774,822
Note Payable (net of discounts of $0 and $20,568, respectively)	-	-	-
Total Current Liabilities	3,884,381	-	3,884,381

Long-Term Liabilities
Convertible notes payable (net of discounts of $45,457)	-	-	-
Note Payable – Ruby Mine Mortgage	-	-	-
Asset Retirement Obligation	5,584	-	5,584
Total Long-Term Liabilities	5,584	-	5,584
Total Liabilities	$3,889,965	-	3,889,965

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 4,517,601 shares outstanding at December 31, 2012	$-	367,490	367,490
Total Commitment & Contingencies	$-	367,490	367,490

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	-	-

Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 and 4,000,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	4,000	-	4,000

Convertible Preferred stock, Series G, $0.001 par value, 0 and 1,500,000 shares authorized at December 31, 2012 and December 31, 2011, respectively, 0 and 100,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	-	-	-

Common stock, $0.001 par value, 250,000,000 shares authorized, 97,485,130 and 96,783,480 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	102,003	(4,518)	97,485
Additional Paid-In Capital	12,168,608	(362,972)	11,805,636
Stock Payable	-	-	-
Accumulated Other Comprehensive Income	(12,500)	-	(12,500)
Deficit Accumulated During Exploration Stage	(13,475,848)	-	(13,475,848)
Total Stockholders’ Equity (Deficit)	(1,213,737)	(367,490)	(1,581,227)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$2,676,228	-	2,676,228

Restated Consolidated Statements of Operations [Member]
RESTATEMENT (Tables) [Line Items]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]	The Company has restated its consolidated financial statements from amounts previously reported for the three month period ended March 31, 2013.

	3 months ended March 31, 2013 (as reported)	Adjustments	As Restated
Revenues
Revenue	$-	-	$-
Cost of Revenue	-	-	-
Gross Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	-	-	-
General & Administrative Costs	81,008	-	81,008
Mining Property Cost	46,901		46,901
Accretion Expense	76	-	76
Depreciation Expense	24,060	-	24,060
Impairment Expense	-	-	-
Professional Services	29,902	-	29,902
Total Operating Expenses	181,947	-	181,947
Net Operating Loss	(181,947)	-	(181,947)
Other Income (Expenses)
Gain on Mineral Claim Sales	113,499	-	113,499
Other Income from Mineral Claims	-	-	-
Interest Income	125	-	125
Interest Expense	(305,666)	-	(305,666)
Other Income	1,094	-	1,094
Gain (Loss) on Derivative Liability	(217,526)	-	(217,526)
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	-	-	-
Loss on Settlement	-	-	-
Other Expense	-	-	-
Realized Gain (Loss) on Investment	-	-	-
Net Other Income (Expenses)	(408,474)	-	(408,474)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(590,421)	-	(590,421)
Accretion of Discount on Redeemable Common Stock	-	(14,212)	(14,212)
Interest on Redeemable Common Stock	-	(8,961)	(8,961)
Net Loss Attributable to Common Shareholders	(590,421)	(23,173)	(613,594)
Unrealized Gain on Available for Sale Securities	9,950	-	9,950
Total Comprehensive Loss	(580,471)	(23,173)	(603,644)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	104,488,352		104,488,352
Basic Net Loss per Share	$(0.01)		$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	104,488,352		104,488,352
Diluted Net Loss per Share	$(0.01)		$(0.01)

	12 months ended December 31, 2012	Adjustments	As restated
Revenues
Revenue	$-	$-	$-
Cost of Revenue	-	-	-
Gross Profit	-	-	-
Operating Expenses
Commissions & Consulting Fees	9,000		9,000
General & Administrative Costs	339,524	-	339,524
Mining Property Costs	591,926	-	591,926
Accretion Expense	513	-	513
Depreciation Expense	98,673	-	98,673
Impairment Expense	5,341	-	5,341
Professional Services	79,714	-	79,714
Total Operating Expenses	1,124,691	-	1,124,691
Net Operating Loss	(1,124,691)	-	(1,124,691)
Other Income (Expenses)		-
Gain on Mineral Claim Sales	4,500		4,500
Other Income from Mineral Claims	32,500	-	32,500
Interest Income	831	-	831
Interest Expense	(644,773)	-	(644,773)
Other Income	-	-	-
Gain/Loss on Derivative Liability	(386,833)	-	(386,833)
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	982	-	982
Loss on Settlement	-	-	-
Other Expense	(2,222)	-	(2,222)
Realized Gain (Loss) on Investment	-	-	-
Net Other Income (Expenses)	(995,015)	-	(995,015)
Loss From Continuing Operations	(2,119,706)	-	(2,119,706)
Loss From Discontinued Operations	-	-	-
Net Loss	(2,119,706)	-	(2,119,706)
Accretion of Discount on Redeemable Common Stock	-	(29,516)	(29,516)
Interest on Redeemable Common Stock	-	(22,701)	(22,701)
Net Loss Attributable to Common Shareholders	(2,119,706)	(52,217)	(2,171,923)
Unrealized Loss on Available For Sale Securities	(12,500)	-	(12,500)
Total Comprehensive Loss	(2,132,206)		(2,184,423)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	99,799,411	-	99,799,411
Basic Net Gain (Loss) per Share	$(0.02)	-	$(0.02)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	-	-	-
Diluted Net Loss per Share	-	-	-